Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 9,003	$ 7,968	$ 6,213
Less: accumulated depreciation and amortization	(2,095)	(1,439)	(464)
Property and equipment, net	6,908	6,529	5,749
Furniture and Fixtures [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	838	808	769
Office Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	776	765	546
Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	752	752	424
Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	840	610	378
Software and Website Design [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	2,420	1,704
Software Development [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		1,704	19
Vehicles [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		0	19
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,017	3,017	3,017
Capital Projects in Progress [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 360	$ 312	$ 1,041